Current and Future Income Taxes (Details)	Jun. 30, 2015 USD ($)
2029
Schedule of taxable income
Tax credit carryforward, amount	$ 65,450
2030
Schedule of taxable income
Tax credit carryforward, amount	1,043,923
2031
Schedule of taxable income
Tax credit carryforward, amount	1,132,631
2033
Schedule of taxable income
Tax credit carryforward, amount	3,913,138
2034
Schedule of taxable income
Tax credit carryforward, amount	5,417,455
2035
Schedule of taxable income
Tax credit carryforward, amount	$ 2,843,797